UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY

12801

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant’s telephone number, including area code:

631-470-2600

Date of fiscal year end:

11/30

Date of reporting period: 02/28/10

Item 1.  Schedule of Investments.

	North Country Intermediate Bond Fund
	SCHEDULE OF INVESTMENTS (Unaudited)
	February 28, 2010
Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value

	CORPORATE BONDS- 63.10%
	AEROSPACE/DEFENSE - 0.53%
500,000	Boeing Co.	3.5000	2/15/2015	$ 511,960

	BANKS - 5.02%
1,100,000	American Express Centurion Bank	5.9500	6/12/2017	1,156,023
1,000,000	JP Morgan Chase & Co.	4.7500	5/1/2013	1,072,800
500,000	Morgan Stanley	6.7500	4/15/2011	529,170
1,000,000	Wells Fargo & Co.	4.3750	1/31/2013	1,049,890
1,000,000	Wells Fargo & Co.	5.0000	11/15/2014	1,045,560
				4,853,443
	BEVERAGES - 4.32%
1,000,000	Anheuser-Busch Cos., Inc.	5.6000	3/1/2017	1,076,300
500,000	Brown-Forman Corp.	5.2000	4/1/2012	540,470
500,000	Coca-Cola Co.	4.8750	3/15/2019	523,300
1,000,000	PepsiCo, Inc.	3.1000	1/15/2015	1,017,360
1,000,000	PepsiCo, Inc.	4.5000	1/15/2020	1,013,320
				4,170,750
	CHEMICALS - 3.29%
500,000	Du Pont De Nemours & Co.	3.2500	1/15/2015	504,420
1,000,000	Monsanto Co.	5.1250	4/15/2018	1,066,900
500,000	Praxair, Inc.	3.2500	9/15/2015	505,210
500,000	Praxair, Inc.	5.2500	11/15/2014	554,750
500,000	Praxair, Inc.	5.3750	11/1/2016	553,280
				3,184,560
	COMMUNICATIONS EQUIPMENT - 2.28%
500,000	Cisco Systems, Inc.	4.9500	2/15/2019	521,405
1,500,000	Cisco Systems, Inc.	5.5000	2/22/2016	1,686,660
				2,208,065
	DIVERSIFIED FINANCIAL SERVICES - 6.79%
1,000,000	BlackRock, Inc.	3.5000	12/10/2014	1,010,870
1,000,000	BP Capital Markets PLC	5.2500	11/7/2013	1,101,730
500,000	Caterpillar Financial Services Corp.	4.2500	2/8/2013	530,430
1,000,000	General Electric Capital Corp.	4.2500	6/15/2012	1,043,620
1,000,000	General Electric Capital Corp.	5.3750	10/20/2016	1,052,240
1,200,000	HSBC Finance Corp.	6.3750	10/15/2011	1,281,312
500,000	John Deere Capital Corp.	5.2500	10/1/2012	543,765
				6,563,967
	ELECTRIC UTILITIES - 4.79%
1,000,000	Alabama Power Co.	5.2000	1/15/2016	1,078,290
1,000,000	Commonwealth Edison Co.	6.1500	3/15/2012	1,089,780
1,000,000	Detroit Edison Co.	5.6000	6/15/2018	1,082,020
500,000	Dominion Resources, Inc.	5.1500	7/15/2015	535,205
500,000	Southern Power Co.	4.8750	7/15/2015	537,345
300,000	Virginia Electric and Power Co.	4.5000	12/15/2010	308,958
				4,631,598
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.68%
500,000	Emerson Electric Co.	4.8750	10/15/2019	528,110
1,000,000	Emerson Electric Co.	5.1250	12/1/2016	1,091,910
				1,620,020
	FOODS - 1.08%
500,000	Campbell Soup Co.	4.5000	2/15/2019	510,970
500,000	Kellogg Co.	4.2500	3/6/2013	530,655
				1,041,625
	FOREST PRODUCTS & PAPER - 1.11%
1,000,000	International Paper Co.	6.7500	9/1/2011	1,070,170

	HEALTHCARE - PRODUCTS - 0.53%
500,000	Baxter International, Inc.	4.5000	8/15/2019	508,415
	North Country Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
	February 28, 2010
Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value

	HEALTHCARE - SERVICES - 0.55%
500,000	UnitedHealth Group, Inc.	5.0000	8/15/2014	$ 533,645

	HOUSEHOLD PRODUCTS - 0.54%
500,000	Procter & Gamble Co.	4.7000	2/15/2019	518,415

	HOUSEWARES - 1.41%
500,000	Fortune Brands, Inc.	5.3750	1/15/2016	515,020
800,000	Newell Rubbermaid, Inc.	5.5000	4/15/2013	850,424
				1,365,444
	INSURANCE - 0.55%
500,000	Berkshire Hathaway Finance Corp.	4.6000	5/15/2013	535,580

	INVESTMENT SERVICES - 6.59%
300,000	Bear Stearns Co.	4.5000	10/28/2010	307,851
500,000	Bear Stearns Co.	5.5500	1/22/2017	517,020
1,000,000	Bear Stearns Co.	5.7000	11/15/2014	1,095,970
1,000,000	Goldman Sachs Group, Inc.	5.1250	1/15/2015	1,055,370
250,000	Goldman Sachs Group, Inc.	5.6250	1/15/2017	254,735
1,000,000	Goldman Sachs Group, Inc.	6.6000	1/15/2012	1,087,560
2,000,000	Merrill Lynch & Co.	5.0000	1/15/2015	2,048,320
				6,366,826
	IRON/STEEL - 0.57%
500,000	Nucor Corp.	5.8500	6/1/2018	548,000

	MULTIMEDIA - 0.57%
500,000	Walt Disney Co.	5.6250	9/15/2016	556,255

	MISCELLANEOUS MANUFACTURING - 0.55%
500,000	Honeywell International, Inc.	4.2500	3/1/2013	532,500

	OIL & GAS - 3.03%
500,000	Anadarko Finance Co.	6.7500	5/1/2011	528,935
500,000	Anadarko Petroleum Corp.	5.9500	9/15/2016	543,695
500,000	Apache Corp.	5.2500	4/15/2013	545,110
300,000	BJ Services Co.	5.7500	6/1/2011	317,226
1,000,000	Sunoco, Inc.	5.7500	1/15/2017	996,760
				2,931,726
	PHARMACEUTICALS - 3.11%
500,000	Abbott Laboratories	5.1500	11/30/2012	548,935
1,000,000	GlaxoSmithKline Capital, Inc.	5.6500	5/15/2018	1,092,450
250,000	Merck & Co.	1.8750	6/30/2011	253,877
1,000,000	Wyeth	5.5000	2/1/2014	1,109,720
				3,004,982
	RETAIL - 5.40%
2,000,000	CVS Caremark Corp.	5.7500	8/15/2011	2,127,740
1,000,000	Home Depot, Inc.	5.4000	3/1/2016	1,069,880
500,000	Wal-Mart Stores, Inc.	3.2000	5/15/2014	515,725
1,500,000	Wal-Mart Stores, Inc.	4.1250	2/1/2019	1,503,210
				5,216,555
	SOFTWARE - 2.15%
500,000	Microsoft Corp.	4.2000	6/1/2019	508,900
1,500,000	Oracle Corp.	5.0000	7/8/2019	1,570,410
				2,079,310
	TELECOMMUNICATIONS - 5.54%
1,000,000	AT&T, Inc.	4.9500	1/15/2013	1,079,280
1,000,000	AT&T, Inc.	5.6000	5/15/2018	1,062,150
500,000	BellSouth Corp.	5.2000	9/15/2014	548,035
1,000,000	Verizon Communications, Inc.	5.5000	2/15/2018	1,057,230
	North Country Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
	February 28, 2010
Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value

	TELECOMMUNICATIONS - 5.54% (Continued)
500,000	Verizon Global Funding Corp.	4.3750	6/1/2013	$ 532,755
1,000,000	Verizon New Jersey, Inc.	5.8750	1/17/2012	1,070,630
				5,350,080

	TRANSPORTATION - 1.12%
1,000,000	United Parcel Service, Inc.	5.1250	4/1/2019	1,079,630

	TOTAL CORPORATE BONDS			60,983,521
	( Cost - $58,333,465)

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 32.97%
	GOVERNMENT AGENCIES - 28.40%
2,000,000	Federal Farm Credit Bank	3.8000	12/14/2017	1,988,220
1,000,000	Federal Farm Credit Bank	3.9900	12/22/2017	995,550
1,000,000	Federal Farm Credit Bank	4.6700	2/27/2018	1,040,860
1,000,000	Federal Home Loan Banks	5.6500	6/29/2012	1,017,830
2,000,000	Federal Home Loan Banks	3.2500	3/18/2014	2,002,960
500,000	Federal Home Loan Banks	5.2500	9/12/2014	559,230
1,500,000	Federal Home Loan Banks	5.0000	12/21/2015	1,661,775
500,000	Federal Home Loan Banks	3.8000	12/18/2017	495,010
1,000,000	Federal Home Loan Banks	4.2500	3/9/2018	1,033,490
2,000,000	Federal Home Loan Banks	4.1250	12/13/2019	1,993,080
2,000,000	Federal Home Loan Mortgage Corp.	2.5000	4/8/2013	2,019,360
2,000,000	Federal Home Loan Mortgage Corp.	3.0500	6/18/2014	2,043,340
1,500,000	Federal Home Loan Mortgage Corp.	3.0000	7/28/2014	1,544,445
2,000,000	Federal Home Loan Mortgage Corp.	3.7500	3/27/2019	1,991,380
2,000,000	Federal National Mortgage Association	2.5000	3/19/2012	2,002,400
2,000,000	Federal National Mortgage Association	4.0000	6/24/2016	2,018,700
2,000,000	Federal National Mortgage Association	4.0000	6/30/2017	1,992,840
1,000,000	Tennessee Valley Authority	4.5000	4/1/2018	1,043,210
				27,443,680

	UNITED STATES TREASURY BONDS - 4.57%
1,000,000	United States Treasury Inflation Indexed Bonds	1.2500	4/15/2014	1,062,696
1,000,000	United States Treasury Inflation Indexed Bonds	1.8750	7/15/2015	1,181,189
1,000,000	United States Treasury Inflation Indexed Bonds	2.3750	1/15/2017	1,163,341
1,000,000	United States Treasury Inflation Indexed Bonds	1.3750	7/15/2018	1,009,385
				4,416,611

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS			31,860,291
	( Cost - $31,471,063)

Shares	MONEY MARKET FUNDS - 3.18%
3,074,796	BlackRock Liquidity Funds Temp Fund, 0.11%+			3,074,796
	TOTAL MONEY MARKET FUNDS			3,074,796
	( Cost - $3,074,796)

	TOTAL INVESTMENTS - 99.25%
	( Cost - $92,879,324)			95,918,608
	OTHER ASSETS LESS LIABILITIES - 0.75%			721,684
	NET ASSETS - 100.00%			$ 96,640,292

+ Variable rate yield; the coupon rate shown represents the rate at February 28, 2010.
	North Country Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
	February 28, 2010

At February 28, 2010, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:				$ 3,172,193
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:				(132,909)
Net unrealized appreciation				$ 3,039,284

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

North Country Equity Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2010
Shares		Market Value

	COMMON STOCK - 98.69%
	AEROSPACE/DEFENSE - 4.67%
14,000	General Dynamics Corp.	$ 1,015,700
20,000	L-3 Communications Holdings, Inc.	1,828,400
19,200	Lockheed Martin Corp.	1,492,992
17,000	Rockwell Collins, Inc.	956,760
		5,293,852
	APPAREL - 1.41%
23,600	NIKE, Inc. - Cl.B	1,595,360

	BANKS - 2.78%
99,000	Bank of America Corp.	1,649,340
52,830	Bank of New York Mellon Corp.	1,506,712
		3,156,052
	BEVERAGES - 0.98%
17,800	PepsiCo, Inc.	1,111,966

	BIOTECHNOLOGY - 1.11%
22,000	Genzyme Corp. *	1,258,400

	CHEMICALS - 0.58%
15,500	Ecolab, Inc.	653,170

	COMPUTERS / NETWORK PRODUCTS - 8.62%
30,000	Accenture Ltd.	1,199,100
14,000	Apple, Inc. *	2,864,680
50,000	Hewlett-Packard Co.	2,539,500
25,000	International Business Machines Corp.	3,179,000
		9,782,280
	CONGLOMERATES - 6.01%
23,500	Danaher Corp.	1,738,295
28,000	Illinois Tool Works, Inc.	1,274,560
22,500	ITT Corp.	1,152,675
20,000	Parker Hannifin Corp.	1,206,200
21,000	United Technologies Corp.	1,441,650
		6,813,380
	CONSUMER PRODUCTS - 3.26%
21,000	Colgate-Palmolive Co.	1,741,740
31,000	Procter & Gamble Co.	1,961,680
		3,703,420
	DIVERSIFIED FINANCIAL SERVICES - 4.25%
40,000	American Express Co.	1,527,600
9,000	Goldman Sachs Group, Inc.	1,407,150
45,000	JP Morgan Chase & Co.	1,888,650
		4,823,400
	ELECTRIC UTILITIES - 3.25%
12,000	Alliant Energy Corp.	379,560
28,000	Dominion Resources, Inc.	1,063,720
12,000	Exelon Corp.	519,600
25,000	Progress Energy, Inc.	957,250
24,000	Southern Co.	762,480
		3,682,610
North Country Equity Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2010
Shares		Market Value

	ELECTRICAL PRODUCTS - 1.19%
28,500	Emerson Electric Co.	$ 1,349,190

	FOOD - 4.44%
26,000	General Mills, Inc.	1,872,260
36,000	HJ Heinz Co.	1,652,400
29,000	Kellogg Co.	1,512,350
		5,037,010
	INDUSTRIAL GASES - 0.86%
13,000	Praxair, Inc.	976,820

	INVESTMENT SERVICES - 4.54%
13,000	Franklin Resources, Inc.	1,322,360
50,000	T Rowe Price Group, Inc.	2,534,500
36,000	Lazard Ltd. - Cl. A	1,293,480
		5,150,340
	INTERNET - 0.26%
2,500	Amazon.com, Inc. *	296,000

	LEISURE TIME - 0.29%
9,000	Carnival Corp.	323,640

	MEDIA - 1.43%
18,000	Time Warner, Inc.	522,720
35,000	Walt Disney Co.	1,093,400
		1,616,120
	MEDICAL - DRUGS - 5.78%
35,000	Abbott Laboratories	1,899,800
46,000	Bristol-Myers Squibb Co.	1,127,460
25,000	Johnson & Johnson	1,575,000
31,000	Medco Health Solutions, Inc. *	1,960,440
		6,562,700
	MEDICAL EQUIPMENT & SUPPLIES - 5.59%
34,000	Baxter International, Inc.	1,935,620
28,000	Medtronic, Inc.	1,215,200
54,000	St Jude Medical, Inc. *	2,063,880
21,300	Stryker Corp.	1,131,030
		6,345,730
	MINING - 1.25%
12,500	Freeport-McMoRan Copper & Gold, Inc.	939,500
11,000	Vulcan Materials Co.	477,510
		1,417,010
	OIL & GAS PRODUCERS - 8.30%
50,000	BP PLC - ADR	2,660,500
26,000	Chevron Corp.	1,879,800
29,500	Exxon Mobil Corp.	1,917,500
37,000	Occidental Petroleum Corp.	2,954,450
		9,412,250
	OIL & GAS SERVICES - 4.53%
25,000	National Oilwell Varco, Inc.	1,086,750
48,000	Noble Corp. *	2,028,480
25,319	Transocean Ltd. *	2,020,962
		5,136,192
North Country Equity Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2010
Shares		Market Value

	PACKAGING & CONTAINERS - 0.90%
43,000	Packaging Corp. of America	$ 1,023,400

	RETAIL - 7.30%
25,000	Costco Wholesale Corp.	1,524,250
12,000	Kohl's Corp. *	645,840
28,000	Lowe's Cos, Inc.	663,880
30,000	McDonald's Corp.	1,915,500
30,000	Staples, Inc.	772,800
19,000	TJX Cos, Inc.	790,970
36,500	Wal-Mart Stores, Inc.	1,973,555
		8,286,795
	SEMICONDUCTORS - 1.70%
94,000	Intel Corp.	1,929,820

	SOFTWARE & PROGRAMMING - 6.57%
38,000	Adobe Systems, Inc. *	1,316,700
25,000	Fiserv, Inc. *	1,205,750
86,000	Microsoft Corp.	2,464,760
100,000	Oracle Corp.	2,465,000
		7,452,210
	TELECOMMUNICATIONS - 5.80%
55,000	AT&T, Inc.	1,364,550
120,000	Cisco Systems, Inc. *	2,919,600
24,000	Qualcomm, Inc.	880,560
49,000	Verizon Communications, Inc.	1,417,570
		6,582,280
	TRANSPORTATION - 1.04%
23,000	Norfolk Southern Corp.	1,182,890

	TOTAL COMMON STOCK	111,954,287
	( Cost - $99,963,750)

	MONEY MARKET FUNDS - 1.15%
1,298,196	BlackRock Liquidity Funds TempCash, 0.11%+	1,298,196
	TOTAL MONEY MARKET FUNDS	1,298,196
	( Cost - $1,298,196)

	TOTAL INVESTMENTS - 99.84%
	( Cost - $101,261,946)	113,252,483
	OTHER ASSETS LESS LIABILITIES - 0.16%	183,488
	NET ASSETS - 100.00%	$ 113,435,971

* Non-Income producing security. + Variable rate security. Rate shown is as of February 28, 2010.
At February 28, 2010, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:		$ 17,058,129
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:		(5,067,592)
Net unrealized appreciation		$ 11,990,537
Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 28, 2010 for the Fund’s assets and liabilities measured at fair value:

North Country Intermediate Bond Fund:
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 60,983,521	$ -	$ 60,983,521
U.S. Government & Agency Obligations	$ -	$ 31,860,291	$ -	$ 31,860,291
Money Market Funds	$ 3,074,796	$ -	$ -	$ 3,074,796
Total	$ 3,074,796	$ 92,843,812	$ -	$ 95,918,608
The Fund did not hold any Level 3 securities during the period.

North Country Equity Growth Fund:
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 111,954,287	$ -	$ -	$ 11,954,287
Money Market Funds	$ 1,298,196	$ -	$ -	$ 1,298,196
Total	$ 113,252,483	$ -	$ -	$ 113,252,483
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/Andrew Rogers

       Andrew Rogers, President

Date       4/26/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew Rogers, President

Date      4/26/10

By (Signature and Title)

/s/Jim Colantino

       Jim Colantino, Treasurer

Date      4/26/10